Provisions - Schedule of other provisions by type of provision (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions	€ 8,389	€ 8,149
Other combined provisions
Disclosure of other provisions [line items]
Provisions	4,490	4,073
Provisions for taxes
Disclosure of other provisions [line items]
Provisions	741	679
Provisions for employment-related proceedings | Brazil
Disclosure of other provisions [line items]
Provisions	475	301
Provisions for other legal proceedings
Disclosure of other provisions [line items]
Provisions	1,342	1,094
Provision for customer remediation
Disclosure of other provisions [line items]
Provisions	385	349
Provision for restructuring
Disclosure of other provisions [line items]
Provisions	659	641
Other
Disclosure of other provisions [line items]
Provisions	€ 888	€ 1,009